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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2006

Check Here if Amendment / /; Amendment Number:

   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Boyar Asset Management Inc.
   Address:      35 East 21st Street
                 New York, NY 10010

Form 13F File Number: 28-10330

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark A. Boyar
Title:   President
Phone:   212-995-8300

Signature, place, and date of signing:

   /s/ Mark A. Boyar              New York, New York      February 12, 2007
------------------------------    ---------------------   -----------------
       [Signature]                    [City, State]            [Date]

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 60
                                        --------------------

Form 13F Information Table Value Total: $431,816
                                        --------------------
                                            (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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                           BOYAR ASSET MANAGEMENT INC.
                           FORM 13F INFORMATION TABLE
                          QUARTER ENDED DECEMBER 31, 2002



      COLUMN 1               COLUMN 2    COLUMN 3 COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8
------------------------ -------------- --------- -------- ---------------------- ---------- ---------- ----------------------
                                                   VALUE    SHRS OR   SH/   PUT/  INVESTMENT   OTHER          VOTING AUTHORITY
   NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN   CALL  DISCRETION  MANAGERS     SOLE    SHARED    NONE
------------------------ -------------- --------- -------- --------- ----- ------ ---------- ---------- ---------- -------- ------
ALLTEL CORP              COMMON         20039103   16,562    273,844   SH             SOLE                  273,844
AMERICAN EAGLE OUTFIT    COMMON         02553E106     384     12,300   SH             SOLE                   12,300
AMERICAN EXPRESS CO      COMMON         25816109    1,452     23,939   SH             SOLE                   23,939
AMERICAN INTL GROUP I    COMMON         26874107    1,229     17,150   SH             SOLE                   17,150
AMERIPRISE FINL INC      COMMON         03076C106  11,261    206,615   SH             SOLE                  206,615
ANHEUSER BUSCH COS IN    COMMON         35229103      423      8,600   SH             SOLE                    8,600
ARBITRON INC             COMMON         03875Q108   4,235     97,500   SH             SOLE                   97,500
BANK NEW YORK INC        COMMON         64057102   11,744    298,300   SH             SOLE                  298,300
BANK OF AMER CORP        COMMON         60505104    2,958     55,400   SH             SOLE                   55,400
BERKSHIRE HATHAWAY IN    COMMON         84670207      220         60   SH             SOLE                       60
BRISTOL MYERS SQUIBB     COMMON         110122108     332     12,600   SH             SOLE                   12,600
CABLEVISION SYS CORP     COMMON         12686C109   8,586    301,472   SH             SOLE                  301,472
CARNIVAL PAIRED CERTI    COMMON         143658300   7,407    151,000   SH             SOLE                  151,000
CBS CORP NEW CL B        COMMON         124857202  15,406    494,094   SH             SOLE                  494,094
CITIGROUP INC.           COMMON         172967101  22,311    400,553   SH             SOLE                  400,553
COCA COLA CO             COMMON         191216100   3,939     81,647   SH             SOLE                   81,647
COMCAST CORP CL A SPL    COMMON         20030N200  12,905    308,150   SH             SOLE                  308,150
CVS CORP                 COMMON         126650100   4,593    148,600   SH             SOLE                  148,600
DIEBOLD INC              COMMON         253651103   7,903    169,600   SH             SOLE                  169,600
DISNEY WALT PRODTNS      COMMON         254687106  10,199    297,600   SH             SOLE                  297,600
DOW JONES & CO INC       COMMON         260561105   8,987    236,500   SH             SOLE                  236,500
DSP GROUP INC            COMMON         23332B106   2,038     93,900   SH             SOLE                   93,900
EARTHLINK INC COM        COMMON         270321102     174     24,500   SH             SOLE                   24,500
FEDERAL NATL MTG ASSN    COMMON         313586109     383      6,450   SH             SOLE                    6,450
GENERAL ELEC CO          COMMON         369604103  16,858    453,050   SH             SOLE                  453,050
HANOVER DIRECT INC       COMMON         410783302       9     28,100   SH             SOLE                   28,100
HEINZ H J CO             COMMON         423074103  10,703    237,800   SH             SOLE                  237,800
HILTON HOTEL CORP        COMMON         432848109   8,927    255,800   SH             SOLE                  255,800
HOME DEPOT INC           COMMON         437076102  10,474    260,800   SH             SOLE                  260,800
IHOP CORP NEW            COMMON         449623107   5,591    106,100   SH             SOLE                  106,100
INFOUSA INC NEW          COMMON         456818301     333     28,000   SH             SOLE                   28,000
INTEL CORP               COMMON         458140100     304     15,000   SH             SOLE                   15,000

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

      COLUMN 1               COLUMN 2    COLUMN 3 COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8
------------------------ -------------- --------- -------- ---------------------- ---------- ---------- ----------------------
                                                   VALUE    SHRS OR   SH/   PUT/  INVESTMENT   OTHER          VOTING AUTHORITY
   NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN   CALL  DISCRETION  MANAGERS     SOLE    SHARED    NONE
------------------------ -------------- --------- -------- --------- ----- ------ ---------- ---------- ---------- -------- ------
J.P. MORGAN CHASE & C    COMMON         46625H100  20,691    428,379   SH             SOLE                  428,379
JOHNSON CTLS INC         COMMON         478366107     503      5,850   SH             SOLE                    5,850
LEHMAN BROS HLDGS INC    COMMON         524908100  11,775    150,732   SH             SOLE                  150,732
LIMITED INC              COMMON         532716107  10,928    377,600   SH             SOLE                  377,600
LUXOTTICA GROUP S P A    COMMON         55068R202     227      7,400   SH             SOLE                    7,400
MCDONALDS CORP           COMMON         580135101  12,457    281,000   SH             SOLE                  281,000
MELLON FINL CORP         COMMON         58551A108   2,310     54,800   SH             SOLE                   54,800
MEREDITH CORP            COMMON         589433101   5,728    101,650   SH             SOLE                  101,650
MERRILL LYNCH & CO. I    COMMON         590188108  26,198    281,400   SH             SOLE                  281,400
MGM GRAND INC            COMMON         552953101   5,655     98,600   SH             SOLE                   98,600
MICROSOFT CORP           COMMON         594918104   8,615    288,500   SH             SOLE                  288,500
MIDAS GROUP INC          COMMON         595626102   4,522    196,597   SH             SOLE                  196,597
NCR CORP NEW             COMMON         62886E108     479     11,212   SH             SOLE                   11,212
ORIENT-EXPRESS HOTELS    COMMON         G67743107   6,757    142,800   SH             SOLE                  142,800
PEPSIAMERICAS            COMMON         71343P200   7,481    356,575   SH             SOLE                  356,575
PFIZER INC               COMMON         717081103  15,949    615,801   SH             SOLE                  615,801
PLAYBOY ENTERPRISES I    COMMON         728117300   5,261    459,100   SH             SOLE                  459,100
REALOGY CORP             COMMON         75605E100     350     11,550   SH             SOLE                   11,550
SAKS INC                 COMMON         79377W108  10,027    562,700   SH             SOLE                  562,700
SCHOLASTIC CORP          COMMON         807066105   9,940    277,356   SH             SOLE                  277,356
SEA CONTAINERS LTD CL    COMMON         811371707      10     13,700   SH             SOLE                   13,700
ST PAUL TRAVELERS INC    COMMON         792860108  19,395    361,235   SH             SOLE                  361,235
TIFFANY & CO NEW         COMMON         886547108     310      7,900   SH             SOLE                    7,900
TIME WARNER INC          COMMON         887317105  22,828  1,048,100   SH             SOLE                1,048,100
UNITED PARCEL SVC INC    COMMON         911312106   9,013    120,200   SH             SOLE                  120,200
VIACOM INC NEW CL B      COMMON         92553P201   2,151     52,424   SH             SOLE                   52,424
WINDSTREAM CORP          COMMON         97381W104   3,206    225,431   SH             SOLE                  225,431
WYNDHAM WORLDWIDE COR    COMMON         98310W108     220      6,880   SH             SOLE                    6,880
                                                  -------
                                                  431,816
